UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4775

MFS SERIES TRUST II

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Growth Fund

8/31/10
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10

Issuer	Shares/Par	Value ($)
Common Stocks – 96.3%
Aerospace – 2.5%
Goodrich Corp.	307,720	$21,072,663
Honeywell International, Inc.	170,200	6,653,118
Precision Castparts Corp.	170,800	19,331,144

		$47,056,925

Alcoholic Beverages – 1.1%
Diageo PLC	655,300	$10,642,959
Heineken N.V. (l)	234,000	10,479,600

		$21,122,559

Apparel Manufacturers – 0.5%
NIKE, Inc., “B”	124,649	$8,725,430

Biotechnology – 2.2%
Alexion Pharmaceuticals, Inc. (a)	249,600	$14,094,912
Celgene Corp. (a)	194,360	10,013,427
Gilead Sciences, Inc. (a)	466,230	14,854,088
Human Genome Sciences, Inc. (a)	74,300	2,161,387

		$41,123,814

Broadcasting – 2.9%
Discovery Communications, Inc., “A” (a)	554,760	$20,942,190
Viacom, Inc., “B”	301,100	9,460,562
Walt Disney Co.	742,300	24,191,557

		$54,594,309

Brokerage & Asset Managers – 1.9%
Affiliated Managers Group, Inc. (a)	208,940	$13,416,037
Charles Schwab Corp.	329,390	4,203,016
CME Group, Inc.	42,690	10,590,535
IntercontinentalExchange, Inc. (a)	74,900	7,157,444

		$35,367,032

Business Services – 6.4%
Accenture Ltd., “A”	492,600	$18,029,160
Cielo S.A.	312,500	2,669,039
Cognizant Technology Solutions Corp., “A” (a)	372,830	21,476,872
Concur Technologies, Inc. (a)	89,400	4,181,238
MasterCard, Inc., “A”	148,340	29,424,722
Verisk Analytics, Inc., “A” (a)	538,810	14,989,694
Visa, Inc., “A”	428,500	29,557,930

		$120,328,655

Chemicals – 2.1%
Ecolab, Inc.	406,600	$19,272,840
Monsanto Co.	389,520	20,508,228

		$39,781,068

Computer Software – 7.2%
Adobe Systems, Inc. (a)	650,430	$18,055,937
Akamai Technologies, Inc. (a)	154,700	7,127,029
ANSYS, Inc. (a)	47,800	1,853,684
Autodesk, Inc. (a)	805,000	22,338,750
Intuit, Inc. (a)	291,000	12,454,800
Oracle Corp.	1,702,170	37,243,480
Salesforce.com, Inc. (a)	69,200	7,603,696
VeriSign, Inc. (a)	982,946	28,633,217

		$135,310,593

MFS Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 8.6%
Apple, Inc. (a)(s)	333,900	$81,261,243
EMC Corp. (a)	2,064,770	37,661,405
Hewlett-Packard Co.	403,370	15,521,678
International Business Machines Corp.	113,900	14,035,897
MICROS Systems, Inc. (a)	191,300	7,288,530
NetApp, Inc. (a)	152,200	6,154,968

		$161,923,721

Consumer Products – 1.6%
Colgate-Palmolive Co.	264,230	$19,510,743
Natura Cosmeticos S.A.	434,370	10,461,979

		$29,972,722

Consumer Services – 1.3%
Anhanguera Educacional Participacoes S.A., IEU	117,800	$1,985,412
DeVry, Inc.	238,100	9,073,991
Monster Worldwide, Inc. (a)	505,160	5,571,915
Sotheby’s	292,900	7,794,069

		$24,425,387

Electrical Equipment – 2.4%
Danaher Corp.	1,269,000	$46,102,770

Electronics – 1.9%
ARM Holdings PLC	818,500	$4,604,413
Broadcom Corp., “A”	303,400	9,092,898
First Solar, Inc. (a)(l)	38,700	4,947,795
Linear Technology Corp.	198,390	5,683,874
Microchip Technology, Inc.	434,800	12,039,612

		$36,368,592

Energy - Independent – 2.8%
EOG Resources, Inc.	71,900	$6,245,953
Newfield Exploration Co. (a)	247,300	11,872,873
Noble Energy, Inc.	190,240	13,274,947
Occidental Petroleum Corp.	218,100	15,938,748
Southwestern Energy Co. (a)	112,180	3,670,530
Ultra Petroleum Corp. (a)	72,400	2,824,324

		$53,827,375

Engineering - Construction – 1.0%
Fluor Corp.	435,210	$19,436,479

Entertainment – 0.7%
DreamWorks Animation, Inc., “A” (a)	456,640	$13,530,243

Food & Beverages – 3.8%
Coca-Cola Co.	498,700	$27,887,304
Dr Pepper Snapple Group, Inc.	383,100	14,105,742
General Mills, Inc.	180,600	6,530,496
Green Mountain Coffee Roasters, Inc. (a)	187,700	5,784,914
Mead Johnson Nutrition Co., “A”	331,100	17,280,109

		$71,588,565

Food & Drug Stores – 0.6%
Walgreen Co.	108,190	$2,908,147
Whole Foods Market, Inc. (a)	218,000	7,584,220

		$10,492,367

MFS Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – 1.3%
Home Inns & Hotels Management, Inc., ADR (a)	45,000	$1,888,200
International Game Technology	251,900	3,677,740
Las Vegas Sands Corp. (a)	445,300	12,615,349
Marriott International, Inc., “A”	177,200	5,672,172

		$23,853,461

General Merchandise – 4.1%
Costco Wholesale Corp.	303,400	$17,157,270
Dollar General Corp. (a)	221,100	6,038,241
Kohl’s Corp. (a)	487,300	22,893,354
Target Corp.	624,170	31,932,537

		$78,021,402

Insurance – 0.3%
Chubb Corp.	121,600	$6,702,592

Internet – 4.0%
Google, Inc., “A” (a)	153,020	$68,862,060
OpenTable, Inc. (a)(l)	129,100	6,881,030

		$75,743,090

Leisure & Toys – 0.2%
Hasbro, Inc.	99,500	$4,015,820

Machinery & Tools – 1.0%
Bucyrus International, Inc.	257,700	$14,815,173
Flowserve Corp.	40,200	3,593,076

		$18,408,249

Major Banks – 1.4%
Bank of America Corp.	297,640	$3,705,618
Goldman Sachs Group, Inc.	92,240	12,631,346
JPMorgan Chase & Co.	271,600	9,875,376

		$26,212,340

Medical & Health Technology & Services – 2.4%
Cerner Corp. (a)	90,900	$6,622,065
Diagnosticos da America S.A.	819,500	8,585,794
Express Scripts, Inc. (a)	152,660	6,503,316
IDEXX Laboratories, Inc. (a)	200,720	11,093,794
Stericycle, Inc. (a)	190,500	12,477,750

		$45,282,719

Medical Equipment – 3.5%
Becton, Dickinson & Co.	144,810	$9,874,594
DENTSPLY International, Inc.	415,780	11,567,000
Edwards Lifesciences Corp. (a)	141,700	8,157,669
ResMed, Inc. (a)	250,400	7,547,056
Thermo Fisher Scientific, Inc. (a)	554,870	23,371,124
Thoratec Corp. (a)	171,500	5,522,300

		$66,039,743

Metals & Mining – 0.3%
Teck Resources Ltd., “B”	145,100	$4,843,438

Network & Telecom – 4.8%
Acme Packet, Inc. (a)	156,000	$5,241,600
Cisco Systems, Inc. (a)	2,454,050	49,203,703
F5 Networks, Inc. (a)	169,500	14,819,385

MFS Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Network & Telecom – continued
Juniper Networks, Inc. (a)	772,640	$21,015,808

		$90,280,496

Oil Services – 2.8%
Cameron International Corp. (a)	133,400	$4,906,452
Halliburton Co.	720,550	20,326,716
National Oilwell Varco, Inc.	174,400	6,555,696
Schlumberger Ltd.	405,050	21,601,317

		$53,390,181

Other Banks & Diversified Financials – 1.2%
American Express Co.	446,340	$17,795,576
HDFC Bank Ltd., ADR	32,600	5,209,480

		$23,005,056

Pharmaceuticals – 2.3%
Allergan, Inc.	244,800	$15,035,616
Perrigo Co.	50,100	2,855,199
Teva Pharmaceutical Industries Ltd., ADR	489,610	24,764,474

		$42,655,289

Pollution Control – 0.4%
Republic Services, Inc.	253,500	$7,460,505

Precious Metals & Minerals – 0.5%
Goldcorp, Inc.	194,400	$8,596,368

Printing & Publishing – 1.2%
Moody’s Corp.	245,600	$5,191,984
MSCI, Inc., “A” (a)	580,110	17,345,289

		$22,537,273

Railroad & Shipping – 1.0%
Union Pacific Corp.	264,900	$19,321,806

Restaurants – 1.5%
McDonald’s Corp.	385,000	$28,128,100

Specialty Chemicals – 2.0%
Air Products & Chemicals, Inc.	77,200	$5,715,116
Albemarle Corp.	207,700	8,326,693
Praxair, Inc.	265,900	22,875,377

		$36,917,186

Specialty Stores – 2.1%
Abercrombie & Fitch Co., “A”	202,170	$6,995,082
Amazon.com, Inc. (a)	129,830	16,206,679
J. Crew Group, Inc. (a)	125,100	3,814,299
Limited Brands, Inc.	476,100	11,235,960
PetSmart, Inc.	64,200	2,047,338

		$40,299,358

Telecommunications - Wireless – 0.5%
NII Holdings, Inc. (a)	231,100	$8,377,375
Vivo Participacoes S.A., ADR	75,300	1,807,200

		$10,184,575

Telephone Services – 2.7%
American Tower Corp., “A” (a)	800,488	$37,510,868
Virgin Media, Inc.	616,700	12,833,527

		$50,344,395

MFS Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 1.9%
Altria Group, Inc.	935,000	$20,869,200
Philip Morris International, Inc.	298,070	15,332,721

		$36,201,921

Trucking – 0.8%
Expeditors International of Washington, Inc.	367,850	$14,563,182

Utilities - Electric Power – 0.6%
NextEra Energy, Inc.	224,300	$12,051,639

Total Common Stocks		$1,816,138,790

Money Market Funds (v) – 4.1%
MFS Institutional Money Market Portfolio, 0.24%, at Net Asset Value	78,303,695	$78,303,695

Collateral for Securities Loaned – 0.6%
Morgan Stanley Repurchase Agreement, 0.24%, dated 8/31/10, due 9/1/10, total to be received $10,496,827 (secured by U.S. Treasury and Federal Agency obligations valued at $10,706,704 in a individually traded account)	$10,496,757	$10,496,757

Total Investments		$1,904,939,242

Other Assets, Less Liabilities – (1.0)%		(19,315,511)

Net Assets – 100.0%		$1,885,623,731

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At August 31, 2010, the value of the securities pledged amounted to $158,191. At August 31, 2010, the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IEU	International Equity Unit
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Growth Fund

Supplemental Information (Unaudited) 8/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,816,138,790	$—	$—	$1,816,138,790
Short Term Securities	—	10,496,757	—	10,496,757
Mutual Funds	78,303,695	—	—	78,303,695

Total Investments	$1,894,442,485	$10,496,757	$—	$1,904,939,242

For further information regarding security characteristics, see the Portfolio of Investments.

MFS Growth Fund

Supplemental Information (Unaudited) 8/31/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,886,552,525

Gross unrealized appreciation	$113,678,199
Gross unrealized depreciation	(95,291,482)

Net unrealized appreciation (depreciation)	$18,386,717

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	71,398,436	359,970,391	(353,065,132)	78,303,695

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$86,576	$78,303,695

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST II

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: October 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: October 18, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 18, 2010

*	Print name and title of each signing officer under his or her signature.